SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
Summary of Common shares authorized, issued and related contributed capital by controlling shareholders
In Thousands of US Dollars and shares
Description	2024	2023	2022
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	94,540	93,540	90,515
Dollars	$173,876	$173,816	$171,671